                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3495

                           SCUDDER MONEY MARKET TRUST
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Money Market Series

Scudder Institutional Shares

Semiannual Report to Shareholders

November 30, 2003

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone: 800 537 3177
E-mail: ifunds@scudder.com
Web site: http://institutionalfunds.scudder.com

Investment Manager
Deutsche Investment Management Americas Inc.

Distributor
Scudder Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Ropes & Gray

For more information, call or write the Distributor at the address above.

---------

Scudder Institutional Shares are not insured or guaranteed by the US Government. The fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This report is for the information of the shareholders. Its use in connection with any offering of the fund's shares is authorized only in case of a concurrent or prior delivery of the fund's current prospectus.

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Other Information

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Geoffrey Gibbs and other members of the fund's investment team discuss the market environment and investment strategy for the fund's most recent semiannual period ended November 30, 2003.

Q: How did the fund perform over its most recent semiannual period?

A: Yields of money market securities continued their decline following the Federal Open Market Committee (FOMC) decision to reduce the federal funds rate by another 25 basis points on June 25, 2003. Reflecting the Fed's action, Scudder Money Market Series - Institutional Shares' seven-day yield declined from 1.18% on May 31, 2003, to 0.98%, over the six-month period ended November 30, 2003. For the semiannual period ended November 30, Scudder Money Market Series - Institutional Shares returned 0.50%. (All performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Please visit our Web site for the product's most recent month-end performance: moneyfunds.deam-us.db.com. The yield quotation more closely reflects the current earnings of the fund than does the total-return quotation. Yields fluctuate and are not guaranteed.)

Q: How would you describe the economic environment for money market securities over the six-month period?

A: At the start of the period, amid disappointing manufacturing reports and declining consumer confidence - underscoring a gloomy employment picture - most market forecasters predicted that the Fed would reduce short-term interest rates by 50 basis points at its meetings in late June. Given that the fed funds rate was already at its lowest level since 1961, we thought that a 25-basis-point cut was more likely, and that is what occurred at the June 25 meeting.

Q: What took place following the Fed decision on interest rates?

A: In the months following the Fed move, the money market yield curve steepened. Employment statistics turned more positive, manufacturing reports began to improve and consumer confidence rose as the fiscal stimulus initiated by the Bush administration earlier in 2003 began to have an effect. We started to see real signs of economic recovery.

Q: What was the fund's strategy in light of these events?

A: The fund benefited from the fact that we did not concur with and did not act on the market consensus in early June that the Fed would cut rates by 50 basis points. By keeping our purchases very short along the yield curve during the earlier part of the period, we retained the flexibility to make longer-term purchases at higher yields as the yield curve began to steepen (i.e., yields increasing proportionately with length of time to maturity) in subsequent months. Of course, short-term interest rates remain very low by historical standards. But as the economy continued to show signs of a pickup - and the yield curve continued to steepen in reaction to such news - we were purchasing higher-yielding four- to 12-month securities. In addition, we are currently employing a "ladder" approach, buying securities at different points of the yield curve to take advantage of steepness and diversify our holdings.

Q: Previously, the fund was emphasizing agency callable securities. What types of securities are you purchasing now?

A: At present, we are looking at a variety of instruments based on credit quality, yield and maturity. These include agencies, corporate debt and Treasuries. Callable securities are most attractive when interest rates are holding steady because there is no incentive for the issuer to call them in and save money by reissuing at lower rates. In addition, callable securities typically offer a yield premium over non-callable issuers.1 Now that interest rates are trending upward, we are purchasing fewer callable securities.

1 Callable securities are redeemable by the issuer at a premium price before the scheduled maturity date. Money market instruments and bonds are usually called when interest rates fall so significantly that the issuer can save money by floating new debt securities at lower rates.

Q: Will you explain why the money market yield curve has steepened as economic news has improved?

A: The market has already "priced in" the expectation that the strong economic data that we've seen fairly consistently for the last two months of the reporting period will eventually lead to the Fed's having to raise interest rates. The market views this as a given, and the only uncertainty concerns the timing of the increases - will they begin with the March 2004 FOMC meetings, or in June 2004 or after that? At this time, there is essentially no inflation present in the US economy. When the economy strengthens, however, it is automatically implied that there will be some inflationary pressure. So, investors purchasing longer-term securities want some built-in inflation protection in the form of higher interest rates. These expectations and investor demands appear to account for the steepening yield curve, and they can benefit money market investors over time.

Institutional Shares Yields
	7-day average yield*	7-day compounded effective yield**
May 31, 2003	1.18%	1.18%
November 30, 2003	0.98%	0.98%

Scudder Money Market Series - Institutional Shares nonsubsidized SEC 7-day yield as of November 30, 2003 was 0.78%. The nonsubsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

* The 7-day annualized yield is the annualized yield based on the most recent 7 days of interest earnings without reinvestment of income.
** The 7-day compounded effective yield is the annualized yield based on the most recent 7 days of interest earnings with all income reinvested.
Yields will fluctuate with changing market conditions.

Going forward, we will continue our insistence on the highest credit quality in the Scudder Money Market Series portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of November 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 26.4%
Alliance & Leicester, PLC, 1.115%, 4/2/2004	45,000,000	45,000,000
Barclays Bank PLC, 1.1%, 1/13/2004	105,000,000	105,000,000
Barclays Bank PLC, 1.12%, 3/10/2004	75,000,000	75,000,000
BNP Paribas, 1.39%, 8/5/2004	29,800,000	29,827,398
Credit Agricole Indosuez SA, 1.1%, 7/6/2004	50,000,000	50,000,000
Credit Agricole Indosuez SA, 1.11%, 2/11/2004	30,000,000	30,000,000
Credit Lyonnais SA, 1.05%, 12/31/2003	80,000,000	80,000,000
Credit Lyonnais SA, 1.16%, 4/23/2004	50,000,000	50,000,000
Dexia Bank Belgique, 1.11%, 7/19/2004	50,000,000	49,996,828
Fifth Third Bank, 1.01%, 12/1/2003	197,475,643	197,475,643
First Tennessee Bank NA, 1.08%, 1/12/2004	50,000,000	49,999,416
HBOS Treasury Services, 1.08%, 12/10/2003	60,000,000	60,000,000
HBOS Treasury Services, 1.09%, 12/22/2003	80,000,000	80,000,000
HBOS Treasury Services, 1.11%, 1/20/2004	60,000,000	60,000,000
HBOS Treasury Services, 1.12%, 1/28/2004	100,000,000	100,004,752
HBOS Treasury Services, 1.15%, 4/27/2004	20,000,000	20,000,000
HBOS Treasury Services, 1.16%, 3/23/2004	75,000,000	75,000,000
HSBC Bank USA, 1.11%, 7/19/2004	50,000,000	49,996,828
ING Bank NV, 1.08%, 12/24/2003	100,000,000	100,000,000
ING Bank NV, 1.43%, 1/21/2004	120,000,000	120,000,000
Landesbank Baden Wurttemburg, 1.33%, 8/10/2004	30,000,000	30,016,581
Landesbank Hessen-Thuringen Girozentrale, 1.27%, 9/13/2004	45,000,000	44,991,720
Landesbank Hessen-Thuringen Girozentrale, 1.31%, 8/6/2004	20,000,000	20,009,401
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	200,000,000	200,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.46%, 1/15/2004	50,000,000	50,000,308
Natexis Banque Populaires, 1.15%, 4/20/2004	25,000,000	25,000,000
National Australia Bank, 1.245%, 8/31/2004	75,000,000	75,000,000
Norddeutsche Landesbank Girozentrale, 1.1%, 7/14/2004	50,000,000	49,996,896
Northern Rock PLC, 1.1%, 1/15/2004	50,000,000	50,000,312
Societe Generale, 0.92%, 12/23/2003	40,000,000	40,000,000
Societe Generale, 1.08%, 12/2/2003	200,000,000	200,000,000
Societe Generale, 1.13%, 7/7/2004	30,000,000	30,000,000
Suntrust Bank, Atlanta, 1.0%, 12/1/2003	50,000,000	50,000,000
Toronto Dominion Bank, 0.92%, 12/23/2003	50,000,000	50,000,000
Unicredito Italiano, 1.095%, 1/14/2004	60,000,000	60,000,000
Unicredito Italiano, 1.12%, 1/20/2004	50,000,000	50,000,000
Westdeutsche Landesbank AG, 1.05%, 1/12/2004	30,000,000	30,000,000
Westdeutsche Landesbank AG, 1.41%, 9/3/2004	75,000,000	75,005,684
Total Certificates of Deposit and Bank Notes (Cost $2,557,321,767)		2,557,321,767

Commercial Paper 30.5%
Apreco, LLC, 1.11%**, 1/9/2004	24,000,000	23,971,140
Associates Corp. of North America, 5.8%, 4/20/2004	13,435,000	13,660,971
CC (USA), Inc., 1.11%**, 1/26/2004	21,300,000	21,263,222
CC (USA), Inc., 1.37%, 8/11/2004	60,000,000	60,039,872
CIT Group Holdings, Inc., 1.12%**, 1/13/2004	45,000,000	44,939,800
CIT Group Holdings, Inc., 1.12%**, 1/20/2004	54,050,000	53,965,297
CIT Group Holdings, Inc., 1.12%**, 1/26/2004	35,000,000	34,939,022
CIT Group Holdings, Inc., 1.18%**, 5/10/2004	20,000,000	19,894,456
Citigroup Global, Inc., 1.05%**, 12/16/2003	40,000,000	39,982,500
Compass Securitization LLC, 1.06%**, 12/30/2003	20,000,000	19,982,922
CRC Funding LLC, 1.07%**, 12/1/2003	9,841,000	9,841,000
Falcon Asset Securitization Corp., 1.06%**, 12/18/2003	40,000,000	39,979,978
General Electric Capital Corp., 1.09%**, 1/28/2004	215,000,000	214,622,436
General Electric Capital Corp., 1.29%, 9/15/2004	60,000,000	60,091,177
General Electric Capital International Funding, Inc., 1.08%**, 12/16/2003	135,000,000	134,939,250
General Electric Capital International Funding, Inc., 1.08%**, 12/22/2003	18,000,000	17,988,660
GIRO Funding US Corp., 1.11%**, 1/27/2004	20,000,000	19,964,850
GIRO Funding US Corp., 1.12%**, 2/5/2004	125,000,000	124,743,333
Grampian Funding LLC, 1.0%**, 12/9/2003	112,463,000	112,438,008
Grampian Funding LLC, 1.06%**, 12/29/2003	35,000,000	34,971,144
Greyhawk Funding LLC, 1.06%**, 12/9/2003	45,000,000	44,989,400
Greyhawk Funding LLC, 1.08%**, 12/5/2003	17,750,000	17,747,870
Greyhawk Funding LLC, 1.11%**, 1/9/2004	30,000,000	29,963,925
Greyhawk Funding LLC, 1.11%**, 2/4/2004	72,000,000	71,855,700
Jupiter Securitization Corp., 1.06%**, 12/1/2003	44,450,000	44,450,000
Jupiter Securitization Corp., 1.06%**, 12/5/2003	25,000,000	24,997,056
K2 (USA) LLC, 1.0%**, 12/11/2003	29,000,000	28,991,944
K2 (USA) LLC, 1.05%**, 1/12/2004	33,000,000	32,959,575
K2 (USA) LLC, 1.11%**, 1/26/2004	40,000,000	39,930,933
K2 (USA) LLC, 1.13%**, 3/12/2004	38,000,000	37,878,337
K2 (USA) LLC, 1.17%**, 5/25/2004	36,000,000	35,794,080
KBC Financial Products International Ltd., 1.06%**, 12/4/2003	92,178,000	92,169,858
KBC Financial Products International Ltd., 1.09%**, 1/14/2004	95,000,000	94,873,439
Kitty Hawk Funding Corp., 1.115%**, 3/22/2004	51,661,000	51,481,794
Lake Constance Funding, 1.1%**, 1/14/2004	20,000,000	19,973,111
Liberty Street Funding Co., 1.11%**, 2/23/2004	20,000,000	19,948,200
Northern Rock PLC, 1.1%**, 2/9/2004	50,000,000	49,893,056
Perry Global Funding LLC, 1.09%**, 1/23/2004	51,000,000	50,918,159
Perry Global Funding LLC, 1.11%**, 3/12/2004	45,000,000	44,858,475
Perry Global Funding LLC, 1.11%**, 3/26/2004	50,000,000	49,821,167
Perry Global Funding LLC, 1.13%**, 3/9/2004	23,380,000	23,307,347
Private Export Funding, 1.065%**, 1/15/2004	50,000,000	49,933,438
Private Export Funding, 1.07%**, 4/6/2004	32,000,000	31,879,209
RWE AG, 1.05%**, 12/18/2003	30,000,000	29,985,125
RWE AG, 1.12%**, 2/17/2004	20,000,000	19,951,467
Scaldis Capital LLC, 1.05%**, 12/5/2003	27,794,000	27,790,757
Scaldis Capital LLC, 1.06%**, 12/8/2003	50,000,000	49,989,694
Scaldis Capital LLC, 1.06%**, 12/22/2003	65,000,000	64,959,808
Scaldis Capital LLC, 1.12%**, 3/12/2004	25,144,000	25,064,210
Scaldis Capital LLC, 1.12%**, 3/30/2004	12,518,000	12,471,266
Scaldis Capital LLC, 1.12%**, 4/9/2004	50,289,000	50,085,609
Scaldis Capital LLC, 1.15%**, 4/15/2004	65,864,000	65,577,858
Sheffield Receivables Corp., 1.055%**, 12/4/2003	145,000,000	144,987,252
Sheffield Receivables Corp., 1.06%**, 12/1/2003	40,000,000	40,000,000
Sheffield Receivables Corp., 1.06%**, 12/3/2003	70,000,000	69,995,878
Swedbank AB, 1.06%**, 12/10/2003	65,000,000	64,982,775
Swedish National Housing Finance Corp., 1.06%**, 12/17/2003	55,000,000	54,974,089
Swedish National Housing Finance Corp., 1.12%**, 2/17/2003	38,700,000	38,606,088
Tango Finance Corp., 1.13%**, 3/10/2004	15,250,000	15,202,132
Toronto Dominion Bank, 1.05%**, 12/8/2003	31,326,000	31,319,604
Westpac Capital Corp, 1.17%**, 5/4/2004	30,000,000	29,848,875
Westpac Capital Corp, 1.17%**, 5/7/2004	30,000,000	29,845,950
Total Commercial Paper (Cost $2,956,473,548)		2,956,473,548

Floating Rate Notes 39.7%
American Honda Finance Corp., 1.106%*, 3/8/2004	60,000,000	60,000,000
American Honda Finance Corp., 1.116%*, 12/8/2003	20,000,000	20,000,000
American Honda Finance Corp., 1.12%*, 8/4/2004	45,000,000	44,999,903
American Honda Finance Corp., 1.12%*, 10/22/2004	50,000,000	50,000,000
American Honda Finance Corp., 1.3%*, 10/7/2004	50,000,000	50,081,312
American Honda Finance Corp., 1.32%*, 5/10/2004	20,000,000	20,016,263
American Honda Finance Corp., 1.32%*, 8/23/2004	25,000,000	25,037,605
Associates Corp. of North America, 1.24%*, 6/15/2004	70,000,000	70,000,000
Associates Corp. of North America, 1.24%*, 6/25/2004	40,000,000	40,000,000
Bank of Scotland PLC, 1.22%*, 5/28/2004	45,000,000	45,029,040
Bayerische Landesbank Girozentrale, 1.079%*, 8/25/2004	60,000,000	59,999,902
Bayerische Landesbank Girozentrale, 1.18%*, 2/12/2004	50,000,000	50,010,981
Beta Finance, Inc., 1.075%*, 5/17/2004	50,000,000	49,998,856
Beta Finance, Inc., 1.075%*, 9/15/2004	50,000,000	49,995,999
Beta Finance, Inc., 1.075%*, 10/12/2004	50,000,000	49,995,718
Beta Finance, Inc., 1.115%*, 2/6/2004	35,000,000	34,999,679
Blue Heron Fundig Ltd., 1.149%*, 5/19/2004	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 1.074%*, 5/28/2004	240,000,000	239,987,433
Canadian Imperial Bank of Commerce, 1.089%*, 8/25/2004	160,000,000	160,017,425
Canadian Imperial Bank of Commerce, 1.09%*, 6/21/2004	45,000,000	45,001,742
Canadian Imperial Bank of Commerce, 1.12%*, 11/8/2004	50,000,000	49,998,013
CC (USA), Inc., 1.073%*, 9/24/2004	60,000,000	59,995,115
CC (USA), Inc., 1.074%*, 7/26/2004	50,000,000	49,998,379
CC (USA), Inc., 1.075%*, 8/20/2004	40,000,000	39,998,563
CC (USA), Inc., 1.078%*, 10/20/2004	40,000,000	39,996,476
CIT Group Holdings, Inc., 2.4%*, 1/9/2004	30,000,000	30,039,219
Citigroup INC, 1.261%*, 7/26/2004	25,000,000	25,026,412
Dorada Finance, Inc., 1.074%*, 9/23/2004	34,000,000	33,997,241
Dorada Finance, Inc., 1.074%*, 9/27/2004	100,000,000	99,991,821
Dorada Finance, Inc., 1.075%*, 10/20/2004	60,000,000	59,995,041
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	100,000,000	100,000,000
Federal National Mortgage Association, 1.03%*, 1/29/2004	30,000,000	30,000,000
General Electric Capital Corp., 1.119%*, 1/28/2004	35,000,000	35,002,199
General Electric Capital Corp., 1.26%*, 3/25/2004	24,250,000	24,264,416
General Electric Capital Corp., 1.27%*, 4/22/2004	15,000,000	15,008,676
General Electric Capital Corp., 1.312%*, 5/14/2004	19,000,000	19,016,355
General Electric Capital Corp., 1.322%*, 9/24/2004	25,000,000	25,043,058
Goldman Sachs Group, Inc., 1.19%*, 4/6/2004	40,000,000	40,000,000
Goldman Sachs Group, Inc., 1.232%*, 1/23/2004	220,000,000	220,000,000
Goldman Sachs Group, Inc., 1.42%*, 2/5/2004	40,000,000	40,001,417
HBOS Treasury Services, 1.149%*, 8/23/2004	45,000,000	45,026,450
HSH Nordbank AG, 1.059%*, 11/30/2004	50,000,000	49,984,889
IBM Corp., 1.265%*, 9/10/2004	30,000,000	30,040,215
J.P. Morgan Chase & Co., 1.24%*, 12/29/2003	50,000,000	50,004,878
Landesbank Baden-Wuerttemburg, 1.06%*, 9/10/2004	100,000,000	99,987,966
Landesbank Baden-Wuerttemburg, 1.12%*, 3/15/2004	30,000,000	30,004,350
M&I Marshall & Ilsley Bank, Series CD, 1.06%*, 11/2/2004	20,000,000	19,998,059
Morgan Stanley Dean Witter & Co., 1.11%*, 12/1/2003	50,000,000	50,000,000
Morgan Stanley Dean Witter & Co., 1.11%*, 2/26/2004	60,000,000	60,000,000
Morgan Stanley Dean Witter & Co., 1.11%*, 7/23/2004	15,000,000	15,000,000
National City Bank, 1.12%*, 7/19/2004	43,000,000	43,010,967
Nationwide Building Society, 1.14%*, 7/23/2004	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale, 1.058%*, 7/26/2004	95,000,000	94,990,759
Nordea Bank Finland PLC, 1.055%*, 10/4/2004	100,000,000	99,979,037
Royal Bank of Scotland PLC, 1.044%*, 8/27/2004	30,000,000	29,994,332
Sheffield Receivables Corp., 1.079%*, 2/25/2004	28,000,000	28,000,000
Societe Generale, 1.056%*, 11/30/2004	30,000,000	29,991,690
Societe Generale, 1.06%*, 10/1/2004	90,000,000	89,977,275
Societe Generale, 1.06%*, 11/1/2004	35,000,000	34,993,635
Swedbank (New York), 1.08%*, 10/12/2004	125,000,000	124,983,577
Swedbank AB, 1.07%*, 9/27/2004	75,000,000	74,990,773
The Bear Stearns Co, Inc., 1.213%*, 1/1/2144	150,000,000	150,000,000
VW Credit Inc., 1.35%*, 1/22/2004	50,000,000	50,017,333
Wells Fargo, 1.18%*, 3/26/2004	23,500,000	23,506,026
Westdeutsche Landesbank AG, 1.069%*, 5/28/2004	100,000,000	99,994,876
Westdeutsche Landesbank AG, 1.069%*, 6/1/2004	150,000,000	149,984,910
Westdeutsche Landesbank AG, 1.07%*, 9/13/2004	35,000,000	34,995,834
Total Floating Rate Notes (Cost $3,857,002,090)		3,857,002,090

US Agency Obligations 2.0%
Federal Home Loan Banks, 1.23%, 7/6/2004	20,000,000	20,000,000
Federal Home Loan Mortgage Corp., 1.405%, 11/15/2004	80,000,000	80,000,000
Federal Home Loan Mortgage Corp., 3.25%, 11/15/2004	50,000,000	50,873,232
Federal National Mortgage Association, 1.45%, 9/14/2004	45,000,000	45,000,000
Total US Agency Obligations (Cost $195,873,232)		195,873,232

Repurchase Agreements*** 1.4%
Merrill Lynch Government, 1.06%, dated 11/28/2003, to be repurchased at $121,010,542 on 12/01/2003, 1.06%, 12/1/2003 (b)	121,000,000	121,000,000
State Street Bank and Trust Co., 0.97%, dated 11/28/2003, to be repurchased at $17,321,381 on 12/1/2003, 0.97%, 12/1/2003 (c)	17,320,000	17,320,000
Total Repurchase Agreements (Cost $138,320,000)		138,320,000
Total Investment Portfolio - 100.0% (Cost $9,704,990,637) (a)		9,704,990,637

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2003.
** Annualized yield at time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $9,704,990,637.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

41,366,822	Federal National Mortgage Association	5.0	3/1/2018	42,193,376
6,408,964	Federal National Mortgage Association	5.5	3/1/2033	6,501,588
52,425,201	Federal National Mortgage Association	5.5	3/1/2033	53,182,338
20,836,688	Federal National Mortgage Association	6.0	1/1/2033	21,545,831
Total Collateral Value				123,423,133

(c) Collateralized by a $16,810,000 US Treasury Bond, 5.5%, maturing on 8/15/2028 with a value of $17,671,512.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 9,704,990,637
Cash	666
Receivable for investments sold	71,083
Interest receivable	13,645,240
Receivable for Fund shares sold	252,586,898
Total assets	9,971,294,524
Liabilities
Dividends payable	2,961,655
Payable for Fund shares redeemed	251,957,269
Accrued management fee	866,895
Other accrued expenses and payables	654,529
Total liabilities	256,440,348
Net assets, at value	$ 9,714,854,176
Net Assets
Net assets consist of: Undistributed net investment income	22,067
Accumulated net realized gain (loss)	(588,937)
Paid-in capital	9,715,421,046
Net assets, at value	$ 9,714,854,176

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited) (continued)
Net Asset Value
Prime Reserve Class AARP
Net Asset Value, offering and redemption price per share ($99,448,953 / 99,508,146 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Prime Reserve Class S
Net Asset Value, offering and redemption price per share ($43,149,261 / 43,154,114 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class AARP
Net Asset Value, offering and redemption price per share ($178,594,536 / 178,599,280 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($594,480,066 / 594,556,182 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Shares Net Asset Value, offering and redemption price per share ($484,648,831 / 484,856,471 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares
Net Asset Value, offering and redemption price per share ($8,314,532,529 / 8,314,842,623 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 64,612,247
Expenses: Management fee	14,162,601
Administrative fee	6,924,334
Trustees' fees and expenses	148,964
Other	43,266
Total expenses, before expense reductions	21,279,165
Expense reductions	(11,203,582)
Total expenses, after expense reductions	10,075,583
Net investment income	54,536,664
Net realized gain (loss) on investment transactions	192,185
Net increase (decrease) in net assets resulting from operations	$ 54,728,849

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2003 (Unaudited)	Year Ended May 31, 2003
Operations: Net investment income	$ 54,536,664	$ 122,465,093
Net realized gain (loss) on investment transactions	192,185	213,493
Net increase (decrease) in net assets resulting from operations	54,728,849	122,678,586
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	(351,115)	(1,534,379)
Prime Reserve Class S	(146,495)	(576,788)
Premium Class AARP	(730,244)	(2,521,867)
Premium Class S	(2,476,837)	(9,747,635)
Managed Shares	(2,396,197)	(8,081,142)
Institutional Shares	(48,438,286)	(99,995,069)
Fund share transactions: Proceeds from shares sold	40,246,728,797	100,977,405,986
Reinvestment of distributions	32,862,290	64,699,738
Cost of shares redeemed	(41,419,885,306)	(95,987,307,206)
Net increase (decrease) in net assets from Fund share transactions	(1,140,294,219)	5,054,798,518
Increase (decrease) in net assets	(1,140,104,544)	5,055,020,224
Net assets at beginning of period	10,854,958,720	5,799,938,496
Net assets at end of period (including undistributed net investment income of $22,067 and $24,577, respectively)	$ 9,714,854,176	$ 10,854,958,720

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Years Ended May 31,	2003[a]	2003	2002	2001	2000	1999[b]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.015	.026	.061	.056	.020	.054
Distributions from net investment income	(.005)	(.015)	(.026)	(.061)	(.056)	(.020)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[d]	.50**	1.50	2.64	6.24[e]	5.74	2.03**	5.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8,315	9,261	3,919	7,169	3,350	1,806	1,066
Ratio of expenses before expense reductions (%)	.35*	.35	.35	.34	.30[f]	.28*	.29
Ratio of expenses after expense reductions (%)	.15*	.15	.15	.15	.15[f]	.14*	.18
Ratio of net investment income (%)	.99*	1.44	2.69	6.05	5.73	4.87*	5.34
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[c] For the year ended December 31, 1998.
[d] Total returns would have been lower had certain expenses not been reduced.
[e] Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .30% and .15%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio of Scudder Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares. Shares of Class AARP are designed for members of AARP. Prime Reserve Class S and Premium Class S shares of the Fund are generally not available to new investors. Certain detailed information for Managed Shares and Institutional Shares is provided separately and is available upon request.Certain detailed information for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S and Institutional Shares is provided separately and is available upon request.Certain detailed information for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S and Managed Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $781,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2010, the expiration date, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 4,545,570
Capital loss carryforwards	$ (781,000)

In addition, during the years ended May 31, 2003 and May 31, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from ordinary income*	$ 122,456,880	$ 221,355,959

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

The tax character of current distributions will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the six months ended November 30, 2003, the Advisor agreed to waive 0.15% of its investment management fee for the Fund. Accordingly, for the six months ended November 30, 2003, the Advisor did not impose a portion of its management fees pursuant to the Management Agreement aggregating $8,497,602 and the amount imposed aggregated $5,664,999, which was equivalent to an annual effective rate of 0.10% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40%, 0.40%, 0.25%, 0.25%, 0.25% and 0.10% of the average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively, computed and accrued daily and payable monthly. For the year ended May 31, 2003, the Advisor agreed to waive 0.05% of its administrative fee for the Managed Shares and Institutional Shares of the Fund. The administrative fee for the Managed Shares and Institutional Shares was equivalent to an annualized effective rate of 0.20% and 0.05%, respectively, of average daily net assets of each class.

Various third-party service providers, some which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund have agreed to temporarily continue the Administrative Agreement pending completion of a review by the Fund's Independent Trustees of the Fund's shareholder servicing and related arrangements. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.50%, 0.50%, 0.50%, 0.50%, 0.20% and 0.15% of average daily net assets for Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares, respectively (excluding certain expenses such as trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

For the six months ended November 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fee Waived	Unpaid at November 30, 2003
Prime Reserve Class AARP	$ 219,688	$ 213	$ 33,082
Prime Reserve Class S	91,812	106	14,316
Premium Class AARP	232,232	-	37,017
Premium Class S	786,037	-	128,000
Managed Shares	689,141	224,042	39,475
Institutional Shares	4,905,424	2,480,246	356,717
	$ 6,924,334	$ 2,704,607	$ 608,607

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investments Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Prime and Premium Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,373 for custodian credits earned.

D. Line of Credit

The Fund and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the federal funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2003		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	12,520,455	$ 12,520,455	44,160,012	$ 44,160,013
Prime Reserve Class S	8,203,289	8,203,289	28,262,050	28,262,049
Premium Class AARP	54,191,000	54,191,000	122,694,805	122,694,805
Premium Class S	173,544,382	173,544,382	366,451,210	366,451,209
Managed	712,611,162	712,613,740	1,243,263,121	1,243,263,121
Institutional	39,285,510,065	39,285,655,931	99,172,574,819	99,172,574,789
		$ 40,246,728,797		$ 100,977,405,986
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	328,257	$ 328,257	1,434,334	$ 1,434,334
Prime Reserve Class S	142,740	142,740	556,039	556,039
Premium Class AARP	684,585	684,585	2,364,754	2,364,754
Premium Class S	2,235,560	2,235,560	8,756,375	8,756,375
Managed	542,613	542,614	1,374,498	1,374,498
Institutional	28,928,534	28,928,534	50,213,738	50,213,738
		$ 32,862,290		$ 64,699,738
Shares redeemed
Prime Reserve Class AARP	(32,749,348)	$ (32,749,348)	(72,094,836)	$ (72,094,836)
Prime Reserve Class S	(12,943,365)	(12,943,366)	(30,106,751)	(30,106,751)
Premium Class AARP	(62,430,786)	(62,430,786)	(126,836,882)	(126,836,882)
Premium Class S	(234,629,979)	(234,629,980)	(547,894,245)	(547,894,245)
Managed	(816,202,828)	(816,202,827)	(1,328,873,334)	(1,328,873,334)
Institutional	(40,260,928,999)	(40,260,928,999)	(93,881,501,158)	(93,881,501,158)
		$ (41,419,885,306)		$ (95,987,307,206)
Net increase (decrease)
Prime Reserve Class AARP	(19,990,636)	$ (19,900,636)	(26,500,490)	$ (26,500,489)
Prime Reserve Class S	(4,597,336)	(4,597,337)	(1,288,662)	(1,288,663)
Premium Class AARP	(7,555,201)	(7,555,201)	(1,777,323)	(1,777,323)
Premium Class S	(58,850,037)	(58,850,038)	(172,686,660)	(172,686,661)
Managed	(103,049,053)	(103,046,473)	(84,235,715)	(84,235,715)
Institutional	(946,490,400)	(946,344,534)	5,341,287,399	5,341,287,369
		$ (1,140,294,219)		$ 5,054,798,518

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Series

By:                                 /s/Richard T. Hale
                                    --------------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    --------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Series

By:                                 /s/Richard T. Hale
                                    --------------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    --------------------------------------------

By:                                 /s/Charles A. Rizzo
                                    --------------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               January 16, 2004
                                    --------------------------------------------